UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04661

Dryden Global Total Return Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of March 31, 2007 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 92.0%
Argentina 0.9%
		Republic of Argentina,
ARS	2,474	5.83%, 12/31/33	$1,094,570
	525	0.63%, 12/31/38	96,551

			1,191,121

Australia 0.7%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	959,031

Brazil 1.1%
		Cia Energetica de Sao Paulo, 144A
BRL	2,850	9.75%, 1/15/15	1,444,698

Canada 1.5%
		Canadian Government Bonds,
CAD	930	4.00%, 9/1/10	805,455
	260	5.00%, 6/1/14	238,216
	840	5.75%, 6/1/33	907,302

			1,950,973

Colombia 0.9%
		Colombia Government International Bond,
COP	1,200,000	11.75%, 3/1/10	581,318
	1,100,000	12.00%, 10/22/15	576,670

			1,157,988

Egypt 0.5%
		Egypt Treasury Bill, Zero Coupon,
EGP	4,000	4/17/07	688,664

Eurobonds 20.3%
		Austria Government Bond,
EUR	2,700	4.30%, 7/15/14	3,656,302
		Bank of America Corp.,
	910	3.625%, 3/3/08	1,209,868
		Bundesobligation,
	990	3.50%, 10/14/11	1,294,542
		Citigroup, Inc.,
	985	4.625%, 11/14/07	1,319,223

		Deutsche Bundesrepublik,
	195	3.75%, 7/4/13	256,483
	500	3.75%, 1/4/17	651,104
	545	4.00%, 1/4/37	698,361
		Fortis Bank,
	300	6.50%, 9/26/49	430,930
		French Government Bonds,
	2,965	8.50%, 4/25/23	5,907,384
	535	5.50%, 4/25/29	836,000
	3,815	5.75%, 10/25/32	6,226,850
		Gaz Capital (Gazprom), 144A
	500	6.51%, 3/7/22	507,500
		German Government Bond,
	575	4.75%, 7/4/34	827,900
		ING Verzekeringen NV,
	390	6.375%, 5/7/27	588,351
		Italian Government Bonds,
	5	5.50%, 11/1/10	6,998
	865	6.00%, 5/1/31	1,399,491
		Mexican Government International Bond,
	300	5.50%, 2/17/20	423,516
		Spanish Government Bond,
	560	5.75%, 7/30/32	912,103

			27,152,906

Hungary 3.0%
		Hungary Government Bonds,
HUF	340,000	6.00%, 10/12/11	1,747,358
	390,740	8.00%, 2/12/15	2,238,205

			3,985,563

Iceland 0.2%
		Housing Finance Fund,
ISK	20,125	3.75%, 9/15/14	277,307

Japan 15.2%
		Japanese Government Bonds,
JPY	383,000	0.30%, 12/20/07	3,241,248
	187,800	0.60%, 3/20/09	1,586,980
	80,850	1.80%, 3/20/10	702,629
	221,000	1.80%, 9/20/16	1,910,988
	126,950	.80%, 9/20/10	1,068,876
	463,050	1.60%, 3/21/11	4,010,550
	40,250	1.10%, 3/20/33	260,283
	23,800	1.10%, 9/20/12	200,426
	346,800	1.50%, 3/20/19	2,856,326
	186,000	1.90%, 12/20/23	1,560,252
	238,300	2.10%, 9/20/24	2,049,871
	109,200	2.20%, 9/20/26	945,774

			20,394,203

Mexico 2.4%
		Mexican Government Bonds,
MXN	21,020	9.00%, 12/20/12	2,037,207
	11,000	10.00%, 12/5/24	1,225,040

			3,262,247

Norway 0.8%
		Norwegian Government & Sovereign Bond,
NOK	6,250	5.00%, 5/15/15	1,054,251

Poland 3.1%
		Poland Government Bond,
PLZ	11,385	6.25%, 10/24/15	4,216,257

Sweden 1.2%
		Sweden Government Bond,
SEK	9,860	6.75%, 5/5/14	1,652,794

Turkey 0.6%
		Turkey Government Bond,
TRY	1,345	14.00%, 1/19/11	863,081

United Kingdom 3.7%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	833,673
		QBE Capital Funding LP,
	200	6.857%, 7/18/49	389,751
		Resolution PLC,
	200	6.5864%, 11/25/49	381,514
		Telecom Italia SpA,
	300	5.625%, 12/29/15	559,360
		Tyco International Group,
	130	6.50%, 11/21/31	290,842
		United Kingdom Treasury Bonds,
	240	4.75%, 9/7/15	463,476
	450	4.25%, 6/7/32	852,412
	640	4.25%, 3/7/36	1,223,527

			4,994,555

United States 35.9%

Commercial Mortgage Backed Securities 3.0%
		Banc of America Commercial Mortgage Inc.,
		Series 2005-06, Class A4,
USD	1,000	5.182%, 9/10/47	995,486
		Citigroup/Deutsche Commercial Mortgage Trust,
		Series 2007, Class A3,
	680	5.293%, 12/11/49	680,425

	JP Morgan Chase Commercial Mortgage Securites Corp.,
	Series 2006-CB17, Class A4,
680	5.429%, 12/12/43	681,728
	JP Morgan Chase Commercial Mortgage Securities Corp,
	Series 2005-LDP5, Class A4,
1,000	5.1793%, 12/15/44	996,999
	Merrill Lynch/CountryWide Commerical Mortgage Trust,
	Series 2007-5, Class A4,
680	5.378%, 8/12/48	678,235

		4,032,873

Corporate Bonds 24.9%
	Accellent, Inc.,
200	10.50%, 12/1/13	207,000
	Aetna, Inc.,
100	6.625%, 6/15/36	107,014
	Allergan, Inc.,
150	5.75%, 4/1/16	153,165
	Alliance Imaging, Inc.,
220	7.25%, 12/15/12	215,600
	Allied World Insurance Holdings Ltd.,
250	7.50%, 8/1/16	269,531
	American International Group, Inc.,
175	5.60%, 10/18/16	177,970
300	4.875%, 3/15/67	392,968
	Aramark Corp., 144A
200	8.50%, 2/1/15	208,000
	AT&T, Inc.,
250	5.50%, 3/15/27	474,069
	Axis Capital Holdings Ltd.,
400	5.182%, 12/1/14	398,010
	BHP Billiton Finance Ltd.,
480	5.40%, 3/29/17	476,347
	Blount, Inc.,
300	8.875%, 8/1/12	310,500
	Boston Scientific,
85	6.40%, 6/15/16	85,224
	Capital One Financial Corp.,
115	6.15%, 9/1/16	116,643
	Catalyst Paper Corp.,
250	8.625%, 6/15/11	253,750
	Caterpillar, Inc.,
100	6.05%, 8/15/36	102,073
	Cisco Systems, Inc.,
170	5.50%, 2/22/16	171,176
	Citigroup, Inc.,
300	6.125%, 8/25/36	304,710
	Comcast Corp.,
335	6.45%, 3/15/37	335,382
	Computer Associates, Inc., Sr. Notes
650	6.50%, 4/15/08	656,229
	Conocophilips (Canada),
220	5.625%, 10/15/16	223,645
90	5.95%, 10/15/36	91,002
	Continental Airlines, Inc.
720	7.487%, 10/2/10	759,600

	Couche-Tard Finance Corp.,
390	7.50%, 12/15/13	400,725
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	364,464
	CRH America, Inc.,
500	5.625%, 9/30/11	505,618
	Crystal US Holdings Corp.,
34	9.625%, 6/15/14	38,110
	CVS Corp.,
300	4.00%, 9/15/09	291,934
	Dex Media East LLC,
450	9.875%, 11/15/09	470,250
	Dole Foods Co.,
8	7.25%, 6/15/10	7,210
	Domion Resources, Inc.,
170	5.687%, 5/15/08	170,396
	Domtar Corp. Bank Loan,
270	6.723%, 3/7/14	269,438
	Domtar, Inc.,
200	7.875%, 10/15/11	209,500
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	475,332
	Duke Realty LP,
600	5.625%, 8/15/11	606,958
	Embarq Corp.,
500	7.082%, 6/1/16	509,773
	Enterprise Products Operating LP, Sr. Notes,
300	4.00%, 10/15/07	297,813
	Erac USA Finance Company, 144A,
200	6.20%, 11/1/16	207,128
	Federated Retail Holdings, Inc.,
210	5.35%, 3/15/12	209,450
135	6.375%, 3/15/37	131,219
	Fedex Corp.,
450	3.50%, 4/1/09	435,952
	Felcor Lodging LP, 144A
250	7.275%, 12/1/11	252,500
	Fideicomiso Petacalco, 144A,
417	10.16%, 12/23/09	443,063
	Freeport McMoran Copper & Gold, Inc.,
200	3/19/14	200,510
250	8.25%, 4/1/15	269,063
	Freescale Semiconductor, Inc., 144A
400	9.125%, 12/15/14	397,000
	General Motors Corp.,
350	7.20%, 1/15/11	332,500
	Goldman Sachs Group, Inc.,
75	6.45%, 5/1/36	76,185
	Graphic Packaging International, Inc.,
360	8.50%, 8/15/11	374,400
	GSC Holdings Corp.,
350	9.235%, 10/1/11	361,375
	Hawker Beechcraft Acquistion Co. LLC, 144A,
350	8.50%, 4/1/15	363,563
	HCA, Inc.,
36	6.25%, 2/15/13	32,715
500	7.69%, 6/15/25	431,020

	HCA, Inc., 144A
270	9.625%, 11/15/16	291,600
	HJ Heinz Co.,144A,
150	6.428%, 12/1/20	152,592
	Honeywell International, Inc.,
90	5.70%, 3/15/37	87,112
	Husky Energy, Inc.,
165	6.15%, 6/15/19	168,534
	ICI Wilmington, Inc., Gtd. Notes
300	4.375%, 12/1/08	295,567
	Jabil Circuit, Inc., Sr. Notes, (f)
350	5.875%, 7/15/10	348,171
	Level 3 Financing, Inc., 144A
200	9.25%, 11/1/14	205,500
	Liberty Mutual Group, 144A
70	7.50%, 8/15/36	74,786
	Lincoln National Corp.,
80	6.15%, 4/7/36	81,751
	Marsh & Mclennan Cos., Inc.,
16	5.75%, 9/15/15	15,894
	Mediacom LLC,
400	7.875%, 2/15/11	400,000
	MGM Mirage, Inc.,
250	6.875%, 4/1/16	243,125
	Morgan Stanley,
265	5.45%, 1/9/17	260,641
	MUFG Capital Finance 1 Ltd.,
120	6.346%, 7/29/49	123,861
	Nalco Co.,
250	7.75%, 11/15/11	256,250
	Natlional Beef Packing Co. LLC/ NB Finance Corp.,
250	10.50%, 8/1/11	262,500
	New Cingular Wireless Services Inc.,
	Notes,
140	8.125%, 5/1/12	157,595
	Sr. Notes,
270	8.75%, 3/1/31	348,285
	Newfield Exploration Co.,
210	6.625%, 4/15/16	210,000
	Norampac, Inc.,
260	6.75%, 6/1/13	257,075
	Noranda Inc.,
190	6.20%, 6/15/35	190,711
	NRG Energy, Inc.,
225	7.375%, 1/15/17	230,906
	Oneok Partners LP,
185	6.15%, 10/1/16	189,133
	Oneok, Inc.,
750	5.51%, 2/16/08	751,195
	Orion Power Holdings, Inc.,
315	12.00%, 5/1/10	363,825
	Owens Brockway Glass Container, Inc.,
450	8.875%, 2/15/09	459,000
	Park Place Entertainment Corp., Sr. Sub. Note
260	8.125%, 5/15/11	275,275
	Peabody Energy Corp.,
150	7.375%, 11/1/16	157,875

	Petrohawk Energy Corp.,
300	9.125%, 7/15/13	319,500
	Playtex Products, Inc.,
250	8.00%, 3/1/11	261,250
	Procter & Gamble Co.,
200	5.55%, 3/5/37	194,587
	Quebecor World Capital Corp ., 144A
240	8.75%, 3/15/16	243,000
	Rainbow National Services LLC, 144A,
290	10.375%, 9/1/14	324,438
	Realogy Corp., 144A
60	6.15%, 10/15/11	61,350
	Residential Capital Corp.,
290	6.375%, 6/30/10	289,922
	Resona Bank Ltd., 144A,
500	5.85%, 9/29/49	497,556
	Reynolds American, Inc.,
90	7.625%, 6/1/16	95,745
	Russel Metals, Inc.,
230	6.375%, 3/1/14	220,225
	Sensata Technologies,
330	8.00%, 5/1/14	327,938
	Southern California Edison Co.,
80	5.625%, 2/1/36	77,489
	Southern Copper Corp.,
100	7.50%, 7/27/35	107,788
	Sprint Nextel Corp.,
670	6.00%, 12/1/16	659,351
	Station Casinos, Inc.,
400	6.875%, 3/1/16	366,500
	Sumitomo Mitsui Banking Corp., 144A,
800	5.625%, 7/29/49	788,012
	Sungard Data Systems, Inc.,
1	9.125%, 8/15/13	590
	Talisman Energy, Inc.,
325	6.25%, 2/1/38	308,381
	Telefonica Europe BV, Gtd. Notes,
230	7.045%, 6/20/36	245,614
	Tenet Healthcare Corp.,
1	7.375%, 2/1/13	511
	Time Warner, Inc.,
785	5.50%, 11/15/11	791,333
	TNK-BP Finance SA, 144A,
300	7.50%, 7/18/16	316,500
	TRAINS HY-2006-1, 144A,
3,120	7.548%, 5/1/16	3,172,630
	TRW Automotive, Inc.,
1	9.375%, 2/15/13	54
	Tyson Foods Inc.,
90	6.85%, 4/1/16	93,358
	Univision Communications, Inc, Bank Loan,
250	7.60%, 9/16/14 - 9/16/14	249,773
	Viacom, Inc.,
300	6.25%, 4/30/16	304,125
	Western Union Co.,
135	5.93%, 10/1/16	135,290
	Wyeth,
150	5.95%, 4/1/37	147,728

	Xerox Corp.,
210	6.40%, 3/15/16	215,990

		33,300,059

Emerging Market Bonds 0.8%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	294,815
	Kazkommerts Intl. BV, 144A, (Netherlands)
430	7.875%, 4/7/14	437,525
	United Overseas Bank Ltd., Bonds, 144A,
400	5.375%, 9/3/19	397,689

		1,130,029

Mortgage Backed Securities 3.2%
	Federal National Mortgage Assn., TBA
3,000	5.50%, 4/1/33	2,968,124
250	6.00%, 5/15/35	251,875
1,000	6.50%, 5/15/35	1,019,687

		4,239,686

Sovereign Bonds 1.5%
	Federal Republic of Brazil,
1,045	9.25%, 10/22/10	1,174,579
	Federal Republic of Russia, 144A,
210	10.00%, 6/26/07	211,995
	Republic of Argentina,
385	3.00%, 4/30/13	304,150
	Republic of Panama,
300	7.25%, 3/15/15	324,900

		2,015,624

Structured Notes 0.2%
	Dow Jones CDX HY, Series 5-T3, 144A,
250	8.25%, 12/29/10	260,000

United States Government Obligations 2.3%
	United States Treasury Bonds,
700	4.50%, 2/15/36	659,968
	United States Treasury Bonds,(b)
115	5.375%, 2/15/31	122,601
	United States Treasury Notes,
2,260	4.625%, 2/15/2007	2,255,409
88	4.625%, 2/29/2012	88,327

		3,126,305

	Total United States investments
	Total long-term investments	48,104,576

	(cost USD $118,849,069)	123,350,215

SHORT-TERM INVESTMENTS 10.0%
Shares
Affiliated Money Market Mutual Fund 10.0%
	Dryden Core Investment Fund - Taxable Money Market Series(a)
13,364,291	5.3714%, 12/31/10
	(cost $ 13,364,291)	13,364,291

Contracts
OUTSTANDING OPTIONS PURCHASED 0.6%

Call Options 0.3%
4,054	Japenese Yen, expiring 7/12/07 @ $ 117.51	45,806
2,702	Swiss Franc, expiring 10/12/07 @ $ 1.22	30,375
841	Polish Zloty, expiring 2/1/08 @ $ 2.45	18,057
81,591	Mexican Nuevo Peso, expiring 2/4/08 @ $ 10.27	17,850
841	Mexican Nuevo Peso, expiring 2/4/08, @ $ 9.29	23,490
4,053	Singapore Dollar, expiring 2/12/08 @ $ 1.51	88,436
679	Canadian Dollar, expiring 2/19/08 @ $ 1.15	12,097
1,087	Singapore Dollar, expiring 3/3/08 @ $1.50	18,894
5,200	Brazilian Real, expiring 3/25/08 @ $ 52.00	111,304
7	US Long Bond, expiring 5/25/07 @ $ 111.00	8,859

	Total call options	375,168

Put Options 0.3%
1,710	South African Rand, expiring 11/30/07 @ $ 6.40	74,284
1,500	United States Dollar, expiring 8/9/07 @ $ 118.45	12,015
2,800	New Turkish Lira, expiring 3/21/08 @ $ 1.57	145,180
3,198	Iceland Korna, expiring 3/25/08 @ $ 60.72	134,993

	Total put options	366,472

	Total options
	(cost $ 880,036)	741,640

	Total short-term investments
	(cost $ 14,244,327)	14,105,931

	Total Investments, before options written 100.0%
	(cost $ 133,093,396)	137,456,146

OUTSTANDING OPTIONS WRITTEN

Call Option
7	US Long Bond, expiring 5/25/07 @ $ 115.00
	(premium received $ 3,593)	(1,094)

	Total Investments, net of outstanding options written 102.6%
	(cost $ 133,089,803)	137,455,052

	Liabilities in excess of other assets(c) (2.6%)	(3,525,134)

	Net Assets 100.0%	$133,929,918

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS-Argentine Peso

AUD- Australian Dollar

BRL- Brazilian Real

CAD- Canadian Dollar

CHF- Swiss Francs

CNY- Chinese Yuan Renminbi

COP- Colombian Peso

CZK- Czech Karuna

DKK- Danish Karuna

EUR- Euros

GBP- Pound Sterling

HUF- Hungarian Forint

IDR- Indonesian Rupiah

INR- Indian Rupee

ISK- Iceland Krone

JPY- Japanese Yen

KRW- South African Rand-

MXN- Mexican Nuevo Peso

MYR- Malaysian Ringgit

NZD- New Zealand Dollar

NOK- Norwegian Krone

PLZ- Polish Zloty

RUB- Russian Rouble

SEK- Swedish Krone

SGD- Singapore Dollar

SKK- Slovakian Koruna

TWD- New Taiwan Dollars

TRY- New Turkish Lira

USD- United States Dollar

ZAR- South African Rand

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	Pledged as initial margin on financial futures contracts.
(c)	The United States federal Income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized
$ 133,496,518	$ 4,895,973	$ 936,345	$ 3,959,628

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

(d)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency exchange contracts, currency swaps and interest rate swaps agreements of:

Open futures contracts outstanding as of March 31, 2007:

Number of Contracts	Type	Expiration	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
8	Australian 10 Yr. Bond	Jun. 07	$609,253	$610,460	(1,207)
12	JPN 10 Yr. Bond	Jun. 07	13,660,896	13,712,123	(51,227)
14	Long Gilt	Jun. 07	2,970,148	2,993,678	(23,530)
33	CBT Long Bond	Jun. 07	3,671,250	3,707,972	(36,722)
47	Euro-Bond	Jun. 07	7,215,218	7,257,451	(42,233)
93	Euro-BOBL	Jun. 07	13,439,587	13,544,772	(105,185)

	Short Positions:
52	Euro-Schatz	Jun. 07	7,175,971	7,194,916	18,945
78	2-Yr. U.S. T-Notes	Jun. 07	15,981,469	15,991,121	9,652
226	5-Yr. U.S. T-Notes	Jun. 07	23,910,094	23,930,668	20,574
252	10-Yr. U.S. T-Notes	Jun. 07	27,247,500	27,244,927	(2,573)

					$(213,506)

Forward foreign currency exchange contracts outstanding as of March 31, 2007:

Purchase Contracts			National Amount	Value at Settlement Date payable	Value at March 31, 2007	Unrealized App	Unrealized (Dep)
Argentine Peso,
	Expiring 08/02/07	ARS	1,782,485	551,000	573,545	22,545	$—
	Expiring 02/07/08	ARS	272,235	86,205	87,290	1,085	—
	Expiring 03/17/08	ARS	3,583,305	1,128,600	1,156,371	27,771	—

Australian Dollar,
	Expiring 04/23/07	AUD	206,857	165,318	167,368	2,050	—

Brazilian Real,
	Expiring 09/21/07	BRL	2,635,000	1,000,000	1,246,881	246,881	—
	Expiring 04/04/07	BRL	4,098,375	1,893,889	1,988,123	94,234	—
	Expiring 08/15/07	BRL	582,092	269,300	282,528	13,228	—
	Expiring 04/04/07	BRL	571,724	269,300	277,495	8,195	—
	Expiring 04/04/07	BRL	5,669,154	2,758,713	2,751,616	—	(7,097)
	Expiring 04/26/07	BRL	4,098,375	1,988,055	1,989,213	1,158	—

Canadian Dollar,
	Expiring 04/18/07	CAD	1,685,837	1,438,820	1,460,231	21,411	—
	Expiring 04/18/07	CAD	389,521	336,400	337,394	994	—

Chinese Yuan Renminbi,
	Expiring 04/23/07	CNY	11,013,930	1,415,218	1,429,903	14,685	—
	Expiring 02/14/08	CNY	2,632,600	358,543	340,560	—	(17,983)

Colombian Peso,
	Expiring 04/09/07	COP	373,202,500	165,500	169,365	3,865	—
	Expiring 04/09/07	COP	754,836,600	339,100	342,695	3,595	—
	Expiring 04/20/07	COP	682,593,100	315,840	309,896	—	(5,944)

Czech Karuna,
	Expiring 04/24/07	CZK	3,605,715	172,176	171,991	—	(185)
	Expiring 04/24/07	CZK	4,246,632	202,237	202,562	325	—

Danish Krone,
	Expiring 04/24/07	DKK	5,629,016	1,005,846	1,009,191	3,345	—

Euros,
	Expiring 04/18/07	EUR	152,800	203,514	204,117	603	—
	Expiring 04/26/07	EUR	17,064,608	22,834,835	22,795,667	—	(39,168)
	Expiring 04/26/07	EUR	434,034	580,000	579,802	—	(198)
	Expiring 04/24/07	EUR	302,500	402,689	404,093	1,404	—
	Expiring 04/26/07	EUR	1,621,447	2,160,400	2,166,002	5,602	—

Indonesian Rupiah,
	Expiring 04/25/07	IDR	1,861,500,000	204,560	204,000	—	(560)
	Expiring 07/25/07	IDR	8,772,500,000	958,743	961,370	2,627	—
	Expiring 04/20/07	IDR	3,763,825,000	406,900	412,474	5,574	—

Indian Rupee
	Expiring 04/25/07	INR	10,262,223	231,027	234,911	3,884	—

Japanese Yen,
	Expiring 04/26/07	JPY	1,525,488,964	13,012,010	12,945,426	—	(66,584)
	Expiring 04/26/07	JPY	63,433,380	538,100	538,301	201
	Expiring 04/26/07	JPY	487,375,846	4,152,615	4,135,912	—	(16,703)
	Expiring 04/03/07	JPY	14,709,924	125,026	124,830	—	(196)

Malaysian Ringgit,
	Expiring 04/09/07	MYR	529,968	151,203	153,351	2,148	—
	Expiring 05/07/07	MYR	704,933	202,800	204,269	1,469	—
	Expiring 04/02/08	MYR	684,045	202,500	197,844	—	(4,656)

Mexican Nuevo Peso
	Expiring 04/18/07	MXN	2,236,374	201,800	202,602	802	—

New Zealand Dollar,
	Expiring 04/23/07	NZD	1,110,137	779,227	793,028	13,801	—

Norwegian Krone,
	Expiring 04/24/07	NOK	5,265,352	864,916	866,254	1,338	—
	Expiring 04/24/07	NOK	1,632,872	269,100	268,640		(460)

Philippine Peso,
	Expiring 05/08/07	PHP	24,788,079	509,100	513,743	4,643	—

Pound Sterling,
	Expiring 04/26/07	GBP	2,004,374	3,947,014	3,944,299	—	(2,715)

Russian Rouble,
	Expiring 07/25/07	RUB	22,508,000	850,964	866,483	15,519	—

Singapore Dollar,
	Expiring 04/23/07	SGD	1,161,570	762,560	765,626	3,066	—

Slovakian Koruna,
	Expiring 04/24/07	SKK	4,535,527	181,157	182,033	876	—

South Korean Won,
	Expiring 06/08/07	KRW	139,462,150	152,501	148,463	—	(4,038)
	Expiring 05/07/07	KRW	315,293,605	337,700	335,408	—	(2,292)
	Expiring 09/27/07	KRW	317,058,500	339,100	337,009	—	(2,091)

Swiss Francs,
	Expiring 04/24/07	CHF	5,320,404	4,390,243	4,378,393	—	(11,850)

New Taiwan Dollar,
	Expiring 04/04/07	TWD	11,149,643	348,100	336,969	—	(11,131)
	Expiring 06/06/07	TWD	11,081,148	339,600	334,859	—	(4,741)
	Expiring 06/28/07	TWD	11,077,722	336,300	334,755	—	(1,545)

				76,836,364	77,165,151	528,924	(200,137)

Sales Contracts			National Amount	Value at Settlement Date payable	Value at March 31, 2007	Unrealized App	Unrealized (Dep)
Argentine Peso,
	Expiring 08/02/07	ARS	1,782,485	571,035	575,227	$—	(4,192)

Australian Dollar
	Expiring 04/23/07	AUD	253,619	203,400	205,203	—	(1,803)

Brazilian Real,
	Expiring 09/21/07	BRL	1,944,000	800,000	919,900	—	(119,900)
	Expiring 09/21/07	BRL	691,000	294,168	326,981	—	(32,813)
	Expiring 04/04/07	BRL	3,345,983	1,544,062	1,623,137	—	(79,075)
	Expiring 04/04/07	BRL	752,392	348,007	364,986	—	(16,979)
	Expiring 04/04/07	BRL	993,193	473,400	481,798	—	(8,398)
	Expiring 04/04/07	BRL	572,200	271,700	277,727	—	(6,027)
	Expiring 04/04/07	BRL	577,110	269,300	280,110	—	(10,810)
	Expiring 04/09/07	BRL	438,251	202,800	212,712	—	(9,912)
	Expiring 04/26/07	BRL	279,800	135,300	135,806	—	(506)
	Expiring 04/26/07	BRL	5,669,154	2,748,015	2,751,616	—	(3,601)
	Expiring 04/04/07	BRL	4,098,375	1,992,888	1,989,213	3,675

Canadian Dollars,
	Expiring 4/18/07	CAD	236,670	203,400	204,998	—	(1,598)
	Expiring 4/18/07	CAD	239,800	207,237	207,709	—	(472)
	Expiring 4/18/07	CAD	327,858	282,500	283,983	—	(1,483)

Chinese Yuan Renminbi,
	Expiring 04/23/07	CNY	11,013,930	1,430,009	1,429,903	106	—
	Expiring 02/14/07	CNY	2,632,600	357,715	340,560	17,155	—

Colombian Peso,
	Expiring 04/20/07	COP	1,418,641,269	635,307	644,061	—	(8,754)
	Expiring 04/09/07	COP	445,446,000	203,400	202,232	1,168	—
	Expiring 04/09/07	COP	682,593	316,015	309,896	6,119	—

Euros,
	Expiring 04/26/07	EUR	154,200	205,455	205,987	—	(532)
	Expiring 04/24/07	EUR	152,100	202,237	203,182	—	(945)
	Expiring 04/26/07	EUR	267,896	358,164	357,867	297	—

Hungarian Forint,
	Expiring 04/24/07	HUF	639,507,948	3,434,891	3,447,067	—	(12,176)

Indonesian Rupiah,
	Expiring 07/25/07	IDR	3,583,234	389,482	392,683	—	(3,201)
	Expiring 04/20/07	IDR	4,382,654,000	475,600	480,291	—	(4,691)
	Expiring 04/26/07	IDR	1,849,330,000	203,000	202,666	334	—

Indian Rupee,
	Expiring 04/25/07	INR	10,262,223	230,508	236,103	—	(5,595)

Icelandic Krona,
	Expiring 04/18/07	ISK	19,536,618	287,938	296,796	—	(8,858)
	Expiring 04/18/07	ISK	13,696,992	203,514	208,082	—	(4,568)
							—

Japanese Yen,
	Expiring 04/26/07	JPY	39,612,772	337,200	336,157	1,043	—
	Expiring 04/26/07	JPY	94,747,675	810,100	804,037	6,063	—
	Expiring 04/26/07	JPY	14,709,924	125,397	124,830	567	—
	Expiring 04/26/07	JPY	216,429,316	1,838,400	1,836,637	1,763	—

Malaysian Ringgit,
	Expiring 04/09/07	MYR	529,968	151,853	153,351	—	(1,498)

Mexican Nuevo Peso,
	Expiring 04/18/07	MXN	28,740,253	2,565,361	2,603,697	—	(38,336)
	Expiring 04/18/07	MXN	2,238,136	202,300	202,762	—	(462)

New Zealand Dollar,
	Expiring 04/23/07	NZD	285,867	203,500	204,210	—	(710)

Norwegian Krone,
	Expiring 04/24/07	NOK	8,479,548	1,376,774	1,395,053	—	(18,279)

Polish Zloty,
	Expiring 04/24/07	PLZ	589,458	203,500	203,634	—	(134)
	Expiring 04/24/07	PLZ	7,261,342	2,498,785	2,508,496	—	(9,711)

Russian Rouble,
	Expiring 07/25/07	GBP	9,958,872	380,400	383,271	—	(2,871)

Singapore Dollar,
	Expiring 04/23/07	SGD	945,240	623,900	623,036	864	—

South African Rand,
	Expiring 04/25/07	ZAR	73,092	10,092	10,075	17	—
	Expiring 04/25/07	ZAR	1,487,750	201,800	205,080	—	(3,280)

South Korean Won,
	Expiring 06/08/07	KRW	139,462,150	150,282	148,463	1,819	—
	Expiring 04/09/07	KRW	161,398,000	170,000	171,554	—	(1,554)
	Expiring 05/07/07	KRW	160,834,560	169,800	170,955	—	(1,155)

Swedish Krona,
	Expiring 04/24/07	SEK	1,915,191	274,609	274,273	336	—
	Expiring 04/24/07	SEK	2,829,661	402,689	405,233	—	(2,544)

New Taiwan Dollar,
	Expiring 04/04/07	TWD	11,149,643	341,490	336,969	4,521	—
	Expiring 06/06/07	TWD	11,081,148	337,840	334,859	2,981	—
	Expiring 09/10/07	TWD	22,101,728	678,800	667,887	10,913	—

New Turkish Lira,
	Expiring 04/27/07	TRY	1,943,392	1,383,197	1,396,115	—	(12,918)

				34,918,516	35,299,116	59,741	(440,341)

Currency swap agreements outstanding as of March 31, 2007:

Counterparty (a)	Termination Date	National Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA	9/5/2008	$300	18.05%	3 Month LIBOR	$37,575

Citibank, NA	6/30/2009	708	19.30%	3 Month LIBOR	203,696
Citibank, NA	6/12/2011	350	16.70%	3 Month LIBOR	78,031

Barclays Bank PLC	10/2/2011	320	17.75%	3 Month LIBOR	70,281
Citibank, NA	12/12/2016	1,000	6.745%	3 Month NZD	(11,883)
Morgan Stanley Capital Services	2/5/2017	1,150	6.995%	3 Month NZD	(14,664)
Citibank, NA	2/27/2017	550	6.955%	3 Month NZD	(7,217)
Merrill Lynch Capital Services	2/28/2017	3,000	5.169%	3 Month LIBOR	(1,336)
Morgan Stanley Capital Services	3/2/2017	825	6.86%	3 Month NZD	(15,790)
Citibank, NA	3/7/2017	1,100	6.943%	3 Month NZD	(15,055)
Merrill Lynch Capital Services	3/2/2037	975	5.25%	3 Month LIBOR	(20,061)

					$303,577

(a)	The Fund receives a fixed rate and pays a floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 was as follows:

Foreign Government Obligations	48.8%
Affiliated Money Market Mutual Fund	10.0
Collateralized Mortgage-Backed Securities	6.2
Banking	4.7
Non Corporate	3.0
Structured Notes	2.6
Telecommunications	2.4
United States Government Obligations	2.3
Insurance	2.1
Media & Entertainment	1.8
Pipelines & Others	1.7
Technology	1.6
Non Captive Finance	1.4
Healthcare & Pharmaceutical	1.2
Metals	1.2
Capital Goods	1.1
Paper	1.0
Retailers	1.0
Electric	0.8
Gaming	0.7
Airlines	0.6
Energy—Integrated	0.6
Energy—Other	0.6
Options	0.6
Cable	0.5
Consumer	0.5
Foods	0.5
Real Estate Investment Trusts	0.5
Building Materials & Construction	0.4
Chemicals	0.4
Healthcare Insurance	0.4
Aerospace/Defense	0.3
Brokerage	0.3
Packaging	0.3
Automotive	0.2
Lodging	0.2
Tobacco	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and Dryden Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and Dryden Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)* /s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)* /s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.